Warrants - Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model (Details) - Rollover Warrants [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model [Line Items]
Volatility	115.00%
Expected term (years)	6 years
Risk-free interest rate	0.85%
Expected dividend yield (in Dollars)	$ 0